LONG TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2023
LONG TERM DEBT
Schedule of Long-term Debt

	December 31,
	2023	2022
France term loan	3,222	4,593
Japanese term loan	323	558
Germany term loan	—	28
USA term loan	—	—
Korea term loan	5	8
Malaysia term loan	—	—
Total long term debt	3,551	5,188
Less current portion	(1,553)	(1,601)
Total long-term portion	1,997	3,587

Schedule of Long-term Debt Instruments

	Initial			Frequency of
	Amount	Maturity	Fixed Interest rate	principal payments
EDAP Technomed Co. Ltd	80,000,000	August 2, 2026	1.98%	Monthly installment
EDAP Technomed Co. Ltd	50,000,000	April 2, 2025	1.8%	Monthly installment

	Drown			Frequency of
	Amount	Maturity	Fixed Interest rate	principal payments
EDAP TMS FRANCE	1,066,081	July 1, 2025	0.99%	Monthly installment

	Initial			Frequency of
	Amount	Maturity	Fixed Interest rate	principal payments
EDAP TMS FRANCE	2,000,000	July 30, 2026	0.73%	Monthly installment

	Initial			Frequency of
	Amount	Maturity	Fixed Interest rate	principal payments
EDAP TMS FRANCE	2,000,000	August 4, 2026	0.73%	Monthly installment

	Initial			Frequency of
	Amount	Maturity	Fixed Interest rate	principal payments
EDAP TMS FRANCE	72,222	July 5, 2024	0.45%	Monthly installment

	Initial			Frequency of
	Amount	Maturity	Fixed Interest rate	principal payments
EDAP TMS GMBH	400,000	April 30, 2023	2.40%	Monthly installment

Schedule of Long-term Debt and Financial Instrument Maturities

2024	1,553
2025	1,320
2026	677
2027	—
2028	—
2029 and thereafter	—
Total	3,551